Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Accounts receivable related parties	$ 376,615		$ 376,615		$ 71,650	$ 851,016
Due from related parties	356,697		356,697		$ 4,644	724,591
Entitled to receive reimbursement expenses	$ 156,384	$ 87,719	$ 346,273	$ 227,378
Equity method investment, ownership percentage	79.00%		79.00%		50.00%
Prior Agreements [Member]
Related Party Transaction [Line Items]
Entitled to receive reimbursement expenses			$ 356,697		$ 4,644
Sharing Agreement [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 396,116		$ 396,116		$ 396,116	$ 396,116
GGH Chairman [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	5.00%		5.00%		5.00%